Expense Example - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677